Deferred revenue	3 Months Ended
Nov. 30, 2025
Deferred Revenue
Deferred revenue

9.	Deferred revenue

On January 7, 2025, the Company entered into a Gold Prepayment Facility with Auramet International, Inc. (“Auramet Gold Prepayment Facility”) through which Buckreef may, at its discretion, sell up to an aggregate amount of 1,000 ounces of gold, up to 21 calendar days prior to deliver, on a revolving basis for a one-year term.

On September 25, 2025, the Company amended the terms of the Auramet Gold Prepayment Facility to sell up to an aggregate amount of 1,500 ounces of gold for three months.

Amount
As at August 31, 2025	$3,408
Drawdown	16,471
Accretion of deferred revenue (Notes 19 and 23)	59
Revenue recognized	(15,807)
As at November 30, 2025	$4,131

As at November 30, 2025, the Company had 987 gold ounces outstanding under the Auramet Gold Prepayment Facility.